Document and Entity Information	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001843586
Entity Registrant Name	Oatly Group AB (publ)
Entity File Number	001-40401
Entity Address, Address Line One	Ångfärjekajen 8
Entity Address, Postal Zip Code	211 19
Entity Address, City or Town	Malmö
Entity Address, Country	SE